SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION
Accounts receivable and prepaid expenses	$ (7,569)	$ (504)
Inventory	(1,653)	(1,395)
Value added taxes recoverable	(7,250)	2,105
Trade payables and accrued liabilities	37,350	1,594
Changes in non-cash working capital	$ 20,878	$ 1,800